Commitment and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Dec. 17, 2010	Sep. 30, 2010
Commitment and Contingencies (Textual) [Abstract]
Litigation settlement					$ 10.3
Litigation settlement percentage of costs payable				90.00%
Rental expense	16.0	15.3	13.2
Acquisition of plant and equipment and other purchase obligations	$ 0.7